Document and Entity Information	Nov. 26, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001962918
Document Type	8-K
Document Period End Date	Nov. 26, 2023
Entity Registrant Name	ACELYRIN, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41696
Entity Tax Identification Number	85-2406735
Entity Address, Address Line One	4149 Liberty Canyon Road
Entity Address, City or Town	Agoura Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	(805)
Local Phone Number	730-0360
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	SLRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false